SHORT-TERM AND LONG-TERM DEBT (Details 1) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Apr. 30, 2020	Jan. 31, 2020
Debt Disclosure [Abstract]
Short-Term Debt	$ 446,404	$ 716,142	[1]	$ 122,000	$ 609,491
Current Portion of Long-Term Debt	588,067	424,064			4,166
Long-Term Debt	1,018,990	890,373			11,940
Total	$ 2,053,461	$ 2,030,579			$ 625,597

[1]	Derived from audited information